T. ROWE PRICE EQUITY INCOME PORTFOLIO
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

COMMON STOCKS 95.1%			Consumer Staples 9.2%
Communication Services 5.8%			Food & Staples Retailing 0.8%
Diversified Telecommunication Services 2.2%			Walmart	37,400	4,250
AT&T	44,107	1,286			4,250
CenturyLink	38,466	364	Food Products 4.4%
Telefonica (EUR)	237,858	1,083	Bunge	49,500	2,031
Verizon Communications	156,921	8,431	Conagra Brands	301,726	8,853
		11,164	Kellogg	18,600	1,116
Entertainment 1.6%			Mondelez International, Class A	5,100	255
Fox, Class B	226,533	5,183	Tyson Foods, Class A	167,089	9,669
Walt Disney	27,616	2,668			21,924
		7,851	Household Products 2.0%
Media 2.0%			Kimberly-Clark	77,400	9,897
Comcast, Class A	184,372	6,338			9,897
News, Class A	446,100	4,004	Tobacco 2.0%
		10,342	Philip Morris International	141,600	10,331
Total Communication Services		29,357			10,331
Consumer Discretionary 2.1%			Total Consumer Staples		46,402
Hotels, Restaurants & Leisure 1.3%			Energy 7.6%
Las Vegas Sands	106,101	4,506	Energy Equipment & Services 0.1%
McDonald's	6,000	992	Halliburton	83,500	572
MGM Resorts International	45,100	532			572
Royal Caribbean Cruises	14,500	467
			Oil, Gas & Consumable Fuels 7.5%
		6,497	Chevron	17,910	1,298
Leisure Products 0.5%			Enbridge	24,800	721
Mattel (1)	261,440	2,303	EOG Resources	27,200	977
		2,303	Exxon Mobil	165,002	6,265
Multiline Retail 0.3%			Hess	13,471	448
Kohl's	111,930	1,633	Occidental Petroleum	206,500	2,391
			Pioneer Natural Resources	27,800	1,950
		1,633
			Suncor Energy	20,500	324
Total Consumer Discretionary		10,433	Targa Resources	182,300	1,260
			TC Energy	217,650	9,642
			TOTAL (EUR)	309,192	11,650

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INCOME PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

TOTAL, ADR	22,600	842	Health Care Equipment & Supplies 2.8%
		37,768	Becton Dickinson & Company	16,713	3,840
Total Energy		38,340	Medtronic	91,311	8,235
Financials 19.9%			Zimmer Biomet Holdings	22,600	2,284
Banks 8.3%					14,359
Bank of America	26,975	573	Health Care Providers & Services 3.3%
Fifth Third Bancorp	391,741	5,817	Anthem	33,152	7,527
JPMorgan Chase	134,258	12,087	CVS Health	155,617	9,233
PNC Financial Services Group	43,500	4,164			16,760
U. S. Bancorp	88,114	3,035	Pharmaceuticals 5.4%
Wells Fargo	555,769	15,951	Bristol-Myers Squibb	39,800	2,218
		41,627	GlaxoSmithKline (GBP)	108,626	2,038
Capital Markets 4.5%			GlaxoSmithKline, ADR	19,100	724
Franklin Resources	135,740	2,265	Johnson & Johnson	99,896	13,099
Morgan Stanley	264,999	9,010	Pfizer	272,931	8,909
Northern Trust	19,000	1,434			26,988
Raymond James Financial	43,000	2,718	Total Health Care		74,118
State Street	131,900	7,026	Industrials & Business Services 11.4%
		22,453
			Aerospace & Defense 3.5%
Diversified Financial Services 0.5%			Boeing	47,842	7,135
Equitable Holdings	185,574	2,682	L3Harris Technologies	50,707	9,133
		2,682	United Technologies	11,200	1,057
Insurance 6.6%					17,325
American International Group	265,096	6,428	Air Freight & Logistics 1.8%
Chubb	95,259	10,639	United Parcel Service, Class B	98,979	9,247
Loews	126,410	4,403
					9,247
Marsh & McLennan	17,698	1,530
MetLife	237,900	7,273	Airlines 0.5%
Willis Towers Watson	16,430	2,791	Alaska Air Group	90,216	2,569
		33,064			2,569
Total Financials		99,826	Building Products 0.4%
Health Care 14.7%			Johnson Controls International	80,420	2,168
					2,168
Biotechnology 3.2%
AbbVie	108,100	8,236	Commercial Services & Supplies 0.8%
Gilead Sciences	104,000	7,775	Stericycle (1)	78,802	3,828
		16,011			3,828

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INCOME PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Electrical Equipment 0.8%			Technology Hardware, Storage & Peripherals 0.1%
Emerson Electric	61,600	2,935	Western Digital	16,199	674
nVent Electric	71,300	1,203			674
		4,138	Total Information Technology		41,367
Industrial Conglomerates 2.0%			Materials 4.4%
General Electric	1,294,300	10,277	Chemicals 3.3%
		10,277	Akzo Nobel (EUR)	10,945	720
Machinery 0.9%			CF Industries Holdings	199,300	5,421
Flowserve	10,395	248	Dow	85,189	2,491
PACCAR	38,293	2,341	DuPont de Nemours	200,923	6,851
Snap-on	14,200	1,545	PPG Industries	10,046	840
Stanley Black & Decker	2,700	270			16,323
		4,404	Containers & Packaging 1.1%
Professional Services 0.7%			International Paper	179,353	5,583
Nielsen Holdings	258,531	3,242			5,583
		3,242	Total Materials		21,906
Total Industrials & Business Services		57,198	Real Estate 3.3%
Information Technology 8.2%
			Real Estate Investment Trusts 3.3%
Communications Equipment 1.4%			Equity Residential, REIT	78,400	4,838
Cisco Systems	185,878	7,307	Rayonier, REIT	177,161	4,172
		7,307	SL Green Realty, REIT	52,834	2,277
IT Services 0.2%			Weyerhaeuser, REIT	321,607	5,452
Cognizant Technology			Total Real Estate		16,739
Solutions, Class A	18,632	866	Utilities 8.5%
		866
			Electric Utilities 5.2%
Semiconductors & Semiconductor Equipment 4.7%			Edison International	122,249	6,698
Applied Materials	83,900	3,844	NextEra Energy	20,367	4,901
NXP Semiconductors	15,000	1,244	Southern	268,203	14,521
QUALCOMM	201,712	13,646
					26,120
Texas Instruments	47,542	4,751
		23,485	Multi-Utilities 3.3%
			CenterPoint Energy	205,800	3,180
Software 1.8%			NiSource	378,038	9,439
Microsoft	57,291	9,035
		9,035

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INCOME PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Sempra Energy	33,888	3,829	Sempra Energy, Series B,

		16,448	6.75%, 7/15/21	9,767	917
Total Utilities		42,568			3,770
Total Common Stocks			Total Utilities		8,185
(Cost $485,534)		478,254	Total Convertible Preferred Stocks
			(Cost $13,539)		13,258

CONVERTIBLE PREFERRED STOCKS 2.6%
			CONVERTIBLE BONDS 0.2%

Health Care 1.0%			AXA, 7.25%, 5/15/21 (2)	1,288,000	971

Health Care Equipment & Supplies 1.0%			Total Convertible Bonds
Becton Dickinson & Company,			(Cost $1,288)		971
Series A, 6.125%, 5/1/20	92,613	5,073

Total Health Care		5,073	SHORT-TERM INVESTMENTS 1.8%

Utilities 1.6%			Money Market Funds 1.8%
			T. Rowe Price Government Reserve
Electric Utilities 0.9%			Fund, 0.95% (3)(4)	9,024,615	9,025
NextEra Energy,
5.279%, 3/1/23	43,435	1,925	Total Short-Term Investments
			(Cost $9,025)		9,025
Southern, Series A,
6.75%, 8/1/22	53,957	2,490

		4,415	Total Investments in Securities 99.7%

Multi-Utilities 0.7%			(Cost $509,386)		$501,508
			Other Assets Less Liabilities 0.3%		1,424
Sempra Energy, Series A,			Net Assets 100%		$502,932
6.00%, 1/15/21	30,401	2,853

‡	Shares/Par are denominated in U. S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $971 and represents 0.2% of net assets.
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depositary Receipts
EUR	Euro
GBP	British Pound
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INCOME PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$28+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	3/31/20
T. Rowe Price Government Reserve Fund	$12,180	¤	¤ $	9,025^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $28 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $9,025.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INCOME PORTFOLIO
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Equity Income Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE EQUITY INCOME PORTFOLIO

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new

T. ROWE PRICE EQUITY INCOME PORTFOLIO

rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$462,763$	15,491$	— $	478,254
Convertible Preferred Stocks	—	13,258	—	13,258
Fixed Income Securities[1]	—	971	—	971
Short-Term Investments	9,025	—	—	9,025
Total	$471,788$	29,720$	— $	501,508

[1] Includes Convertible Bonds.